SCHEDULE OF FAIR VALUE OF WARRANT LIABILITIES (Details)	17 Months Ended
Jun. 30, 2022 USD ($)
Warrants exercised	$ (119,343)
Change in valuation inputs or other assumptions	(2,079,707)
Fair value as of June 30, 2022	3,549,984
Warrant One [Member]
Fair value of warrants issuance	915,644
Warrant Two [Member]
Fair value of warrants issuance	$ 4,833,390